CM Advisors Fixed Income Fund
Schedule of Investments
May 31, 2023 (Unaudited)

COMMON STOCKS - 7.1%	Shares	Value
Energy - 7.1%
Oil & Gas Services & Equipment - 7.1%
PHI Group, Inc. * (Cost $1,598,360)	148,912	$ 1,786,944

CORPORATE BONDS - 38.7%	Par Value	Value
Communications - 1.2%
Telecommunications - 1.2%
Qwest Corporation, 7.250%, due 09/15/25	$ 370,000	$ 305,193

Consumer Discretionary - 2.7%
Automotive - 2.7%
Ford Motor Credit Company, LLC, 2.150%, due 06/20/24	200,000	189,104
General Motors Financial Company, Inc., 5.100%, due 01/17/24	500,000	498,466
		687,570
Energy - 5.8%
Oil & Gas Producers - 4.6%
EQT Corporation, 6.125%, due 02/01/25 (a)	600,000	600,456
ONEOK, Inc., 2.750%, due 09/01/24	575,000	554,242
		1,154,698
Oil & Gas Services & Equipment - 1.2%
Eastern Energy Gas Holdings, LLC, 3.550%, due 11/01/23	300,000	297,052

Financials - 9.1%
Banking - 5.6%
Bank of America Corporation, 4.000%, due 01/22/25	200,000	195,379
JPMorgan Chase & Company, 1.100%, due 06/22/26	650,000	567,197
Wells Fargo & Company, 4.125%, due 08/15/23	650,000	646,334
		1,408,910
Institutional Financial Services - 1.8%
American Express Company, 3.700%, due 08/03/23	390,000	388,647
Royal Bank of Canada, 5.350%, due 01/16/24	63,000	62,562
		451,209
Insurance - 0.8%
Old Republic International Corporation, 4.875%, due 10/01/24	200,000	197,323

Specialty Finance - 0.9%
Marsh & McLennan Companies, Inc., 3.875%, due 03/15/24	240,000	236,831

Health Care - 3.0%
Biotech & Pharma - 1.6%
AbbVie, Inc., 3.750%, due 11/14/23	400,000	396,879

Health Care Facilities & Services - 1.4%
Walgreens Boots Alliance, Inc., 0.950%, due 11/17/23	375,000	366,966

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 38.7% (Continued)	Par Value	Value
Industrials - 3.8%
Engineering & Construction - 1.0%
Fluor Corporation, 3.500%, due 12/15/24	$ 200,000	$ 193,006
Union Carbide Corporation, 7.500%, due 06/01/25	60,000	61,617
		254,623
Industrial Support Services - 2.4%
United Rentals North America, Inc., 5.500%, due 05/15/27	620,000	612,518

Machinery - 0.4%
Roper Technologies, Inc., 2.350%, due 09/15/24	100,000	96,147

Technology - 8.9%
Technology Hardware - 7.2%
Corning, Inc., 7.250%, due 08/15/36	500,000	521,502
Hewlett Packard Enterprise Company, 4.450%, due 10/02/23	600,000	597,753
International Business Machines Corporation, 3.625%, due 02/12/24	700,000	691,092
		1,810,347
Technology Services - 1.7%
Keysight Technologies, Inc., 4.550%, due 10/30/24	200,000	196,936
Thomson Reuters Corporation, 4.300%, due 11/23/23	250,000	247,785
		444,721
Utilities - 4.2%
Electric Utilities - 4.2%
American Electric Power Company, Inc., 2.031%, due 03/15/24	600,000	580,520
Southern Company, 0.600%, due 02/26/24	500,000	480,995
		1,061,515

Total Corporate Bonds (Cost $9,949,639)		$ 9,782,502

U.S. TREASURY OBLIGATIONS - 44.3%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 2.2%
2.375%, due 01/15/25	$ 560,389	$ 558,369

U.S. Treasury Notes - 42.1%
0.125%, due 07/15/23	1,000,000	993,594
0.125%, due 07/31/23	1,000,000	991,365
2.500%, due 08/15/23	1,500,000	1,490,994
2.750%, due 11/15/23	3,250,000	3,212,802
2.250%, due 12/31/23	1,000,000	982,383
2.375%, due 02/29/24	1,000,000	978,906
4.250%, due 12/31/24	2,000,000	1,985,626
		10,635,670

Total U.S. Treasury Obligations (Cost $11,252,432)		$ 11,194,039

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 9.3%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 4.97% (b) (Cost $2,344,483)	2,344,483	$ 2,344,483

Total Investments at Value - 99.4% (Cost $25,144,914)		$ 25,107,968

Other Assets in Excess of Liabilities - 0.6%		155,986

Net Assets - 100.0%		$ 25,263,954

*	Non-income producing security.
(a)	Step Coupon. Rate shown is the coupon in effect as of May 31, 2023.
(b)	The rate shown is the 7-day effective yield as of May 31, 2023.